UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 6, 2002


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value total: $266,723 thousands

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      285    15200 SH       SOLE                    15200
Abbott Laboratories Corp.      COM              002824100      275     4935 SH       SOLE                     4935
AmSouth Bancorporation         COM              032165102     1170    61915 SH       SOLE                    56915              5000
American Express Co.           COM              025816109     1005    28161 SH       SOLE                    28161
American Home Products Corp.   COM              026609107      591     9629 SH       SOLE                     9629
American International Group I COM              026874107    10202   128491 SH       SOLE                   127218              1273
American Retirement Corp.      COM              028913101      102    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     4970    88062 SH       SOLE                    88062
Anheuser-Busch Companies, Inc. COM              035229103     1152    25486 SH       SOLE                    25486
Apache Corp.                   COM              037411105     1107    22192 SH       SOLE                    22192
Automatic Data Processing Inc. COM              053015103     4403    74750 SH       SOLE                    74750
BP Amoco LP                    COM              055622104      828    17798 SH       SOLE                    17798
Baker Hughes, Inc.             COM              057224107      487    13365 SH       SOLE                    10665              2700
BankAmerica Corp.              COM              060505104      703    11164 SH       SOLE                    11164
Baxter International Inc.      COM              071813109     2282    42560 SH       SOLE                    40360              2200
BellSouth Corp.                COM              079860102      533    13967 SH       SOLE                    13967
Berkshire Hathaway Inc.        COM              084670108     1890       25 SH       SOLE                       23                 2
Berkshire Hathaway Inc.        COM              084670207     3921     1553 SH       SOLE                     1535                18
Biomet Inc.                    COM              090613100     2522    81632 SH       SOLE                    81632
Bristol Myers- Squibb Co.      COM              110122108      279     5463 SH       SOLE                     5463
CSX Corp.                      COM              126408103      249     7100 SH       SOLE                     7100
CVS Corp.                      COM              126650100      516    17440 SH       SOLE                    17440
Cardinal Health Inc.           COM              14149Y108      997    15420 SH       SOLE                    15220               200
Central Parking Corp.          COM              154785109     2906   147976 SH       SOLE                   142376              5600
ChevronTexaco Corp.            COM              166764100      501     5593 SH       SOLE                     5593
Cisco Systems, Inc.            COM              17275R102     5719   315768 SH       SOLE                   297634             18134
Citigroup, Inc                 COM              172967101     2201    43600 SH       SOLE                    43600
Coca Cola Co.                  COM              191216100     2081    44127 SH       SOLE                    44127
Compaq Computer Corp.          COM              204493100      276    28293 SH       SOLE                    28293
Conoco, Inc.                   COM              208251504     3334   117794 SH       SOLE                   117494               300
Dell Computer Corp.            COM              247025109      340    12525 SH       SOLE                    12525
Dollar General Corp.           COM              256669102      199    13353 SH       SOLE                    12853               500
Dover Corp.                    COM              260003108      334     9000 SH       SOLE                     9000
Duke Power Co.                 COM              264399106     2484    63279 SH       SOLE                    63279
Eaton Corp.                    COM              278058102      253     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109     2802    62818 SH       SOLE                    61318              1500
Electronic Data Systems Corp.  COM              285661104      470     6863 SH       SOLE                     6713               150
Eli Lilly & Co.                COM              532457108      472     6016 SH       SOLE                     4016              2000
Exxon - Mobil                  COM              30231G102     6826   173700 SH       SOLE                   170700              3000
Federal Express Corp.          COM              31428X106     1643    31675 SH       SOLE                    29475              2200
Federal National Mortgage Assn COM              313586109     4306    54162 SH       SOLE                    51462              2700
First Data Corp.               COM              319963104      540     6888 SH       SOLE                     6888
General Electric Co.           COM              369604103    10724   267557 SH       SOLE                   260057              7500
HCA Inc.                       COM              404119109    28324   734933 SH       SOLE                   732683              2250
Halliburton Co.                COM              406216101      374    28525 SH       SOLE                    28525
HealthStream Inc.              COM              42222n103       98    88900 SH       SOLE                    88900
Hewlett Packard Co.            COM              428236103      414    20150 SH       SOLE                    20150
Home Depot Inc.                COM              437076102    12851   251926 SH       SOLE                   243626              8300
Honeywell International Inc.   COM              438516106     1269    37528 SH       SOLE                    37228               300
Intel Corp.                    COM              458140100    12463   396274 SH       SOLE                   383274             13000
International Business Machine COM              459200101     7879    65138 SH       SOLE                    65138
J. P. Morgan Chase & Co. Inc.  COM              616880100      325     8953 SH       SOLE                     8953
Johnson and Johnson Inc.       COM              478160104     6542   110692 SH       SOLE                   110692
Liberty Media Corp.            COM              530718105     3850   274978 SH       SOLE                   266228              8750
Lifepoint Hospitals, Inc.      COM              53219l109      678    19909 SH       SOLE                    19909
Longview Fibre Co.             COM              543213102      118    10000 SH       SOLE                    10000
Marsh & McLennan Companies, In COM              571748102      485     4513 SH       SOLE                     4513
Medtronic                      COM              585055106     2394    46750 SH       SOLE                    46550               200
Merck & Company Inc.           COM              589331107     2481    42195 SH       SOLE                    42195
Microsoft Corporation          COM              594918104     5378    81170 SH       SOLE                    77170              4000
Molex Inc. - Class A           COM              608554200     5750   212560 SH       SOLE                   206158              6402
National Commerce Financial Co COM              63545P104      334    13200 SH       SOLE                    13200
Nokia                          COM              654902204      463    18890 SH       SOLE                    18890
Omnicom Group                  COM              681919106      231     2583 SH       SOLE                     2583
Optical Sensors                COM              68384p107        7    14400 SH       SOLE                    14400
Oracle                         COM              68389x105      275    19896 SH       SOLE                    19896
Pfizer Inc.                    COM              717081103     5377   134934 SH       SOLE                   134734               200
Philip Morris Companies Inc.   COM              718154107      329     7180 SH       SOLE                     7180
Procter & Gamble Co.           COM              742718109      308     3895 SH       SOLE                     3895
Pulte Corp                     COM              745867101     1596    35739 SH       SOLE                    35739
Regions Financial Corp.        COM              758940100      207     6919 SH       SOLE                     6919
Republic Services Inc          COM              760759100     3478   174150 SH       SOLE                   173550               600
Reuters Holdings PLC           COM              761324201      208     3466 SH       SOLE                     3466
Royal Dutch Petroleum Co.      COM              780257804      288     5870 SH       SOLE                     5870
SBC Communications, Inc.       COM              78387g103     2570    65616 SH       SOLE                    65616
Schering Plough Corp.          COM              806605101      491    13700 SH       SOLE                    13700
Schlumberger Ltd.              COM              806857108     6049   110078 SH       SOLE                   108928              1150
Shoneys Inc.                   COM              825039100       94   348506 SH       SOLE                   348506
Southwest Airlines Co.         COM              844741108      197    10656 SH       SOLE                    10656
Sun Microsystems, Inc.         COM              866810104      161    13064 SH       SOLE                    13064
SunGard Data Systems, Inc.     COM              867363103     6167   213160 SH       SOLE                   212760               400
SunTrust Banks Inc.            COM              867914103     1930    30779 SH       SOLE                    30779
Sysco Corp.                    COM              871829107    11356   433100 SH       SOLE                   422600             10500
Target Corporation             COM              87612e106      609    14835 SH       SOLE                    14835
Transocean Sedco Forex Inc.    COM              G90078109     1417    41895 SH       SOLE                    41702               193
Triad Hospitals, Inc.          COM              89579k109      379    12919 SH       SOLE                    12919
Tyco International, Ltd.       COM              902124106    13258   225100 SH       SOLE                   218946              6154
United Parcel Service          COM              911312106     1492    27375 SH       SOLE                    27375
United Technologies Corp.      COM              913017109     3401    52625 SH       SOLE                    49425              3200
Verizon Communications         COM              92343v104     2453    51690 SH       SOLE                    51390               300
Viacom- Cl. B                  COM              925524308     2184    49479 SH       SOLE                    49279               200
Wachovia Corp.                 COM              929903102      266     8474 SH       SOLE                     8474
Wal-Mart Stores Inc.           COM              931142103    10168   176682 SH       SOLE                   172682              4000
Walt Disney Co.                COM              254687106      913    44062 SH       SOLE                    39562              4500
Wells Fargo & Co.              COM              949746101      428     9855 SH       SOLE                     9655               200
Worldcom, Inc.                 COM              98157d106     1975   140300 SH       SOLE                   136550              3750
Duke Energy Corp. Convertible  PFD CV           264399585      335    12700 SH       SOLE                    12700
Morgan Stanley PERQ 6% (Home D PFD CV           61744y777     1356   105550 SH       SOLE                   105550
Morgan Stanley PERQ 6% (JDS Un PFD CV           61744y769       44    16100 SH       SOLE                    16100
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678      120    24100 SH       SOLE                    24100
Morgan Stanley PERQS-EMC Corp. PFD CV           61744y835      310    49200 SH       SOLE                    49200
American Retirement Corp. Subo CONV             028913aa9     2944  4748000 PRN      SOLE                  4598000            150000